Schedule of Income Tax Expense (Details) - AUD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Income Tax Expense
Loss before income tax expense	$ (11,099,171)	$ (16,389,292)	$ (11,571,240)
Tax at the statutory tax rate of 25% (2023/2022: 25%)	(2,774,793)	(4,097,323)	(2,892,810)
Fair value loss on investments	63,884	208,488
Impairment of Investment in Snow Lake Resources	802,897	1,921,936
Share-based payments	(315,372)	83,917	195,059
Impairment loss of financial assets	398,515
Share of profits(losses) - associates		493,899	1,563,690
Fair value loss on derivative liabilities	1,328,766
Tax effect of expense not deductible in determining taxable profit (tax loss)	(496,103)	(1,389,083)	(1,134,061)
Current year temporary differences not recognized	496,103	1,389,083	1,134,061
Income tax expense
Unused tax losses for which no deferred tax asset has been recognized	45,234,768	43,250,355	39,205,645
Potential tax benefit @ 25%/21%	$ 11,308,692	$ 10,812,589	$ 9,624,883